Stockholders’ Deficit - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Beginning balance (in shares)	10,633
Grants (in shares)	5,829
Exercises (in shares)	(1,093)
Forfeited (in shares)	(2,122)
Canceled (in shares)	(444)
Ending balance (in shares)	12,803	10,633
Weighted-Average Exercise Price per Option
Beginning balance (in dollars per share)	$ 2.52
Grants (in dollars per share)	4.58
Exercises (in dollars per share)	1.85
Forfeited (in dollars per share)	3.21
Canceled (in dollars per share)	2.16
Ending balance (in dollars per share)	$ 3.02	$ 2.52
Stock Options Additional Disclosures
Weighted average remaining contractual term, outstanding	7 years 11 months 19 days	8 years 3 months 10 days
Aggregate intrinsic value, outstanding	$ 19,219	$ 20,195
Options vested and exercisable, number of options (in shares)	4,827
Options vested and exercisable, weighted-average exercise price per option (in dollars per share)	$ 2.47
Options vested and exercisable, weighted average remaining contractual term	6 years 6 months 14 days
Options vested and exercisable, aggregate intrinsic value	$ 11,798
Options vested and expected to vest, number of options (in shares)	12,803
Options vested and expected to vest, weighted-average exercise price per option (in dollars per share)	$ 3.02
Options vested and expected to vest, weighted average remaining contractual term	7 years 11 months 19 days
Options vested and expected to vest, aggregate intrinsic value	$ 19,219